NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
NET INCOME/(LOSS) PER SHARE

13. NET INCOME/(LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic net income/(loss) per share calculation
Numerator:
Net income/(loss)	13,172	(7,298)	(1,048,954)
Net income/(loss) attributed to ordinary shareholders for computing net income/(loss) per ordinary shares -basic	13,172	(7,298)	(1,048,954)
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-basic	172,254,080	173,725,790	171,412,125
Net income/(loss) per ordinary share attributable to ordinary shareholders-basic	0.08	(0.04)	(6.12)
Diluted net income/(loss) per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	172,254,080	173,725,790	171,412,125
Effect of potentially diluted stock options	2,931,766	—	—
Effect of potentially diluted RSUs	805,638	—	—
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares-diluted	175,991,484	173,725,790	171,412,125
Net income/(loss) per ordinary share attributable to ordinary shareholders-diluted	0.07	(0.04)	(6.12)

For the years ended December 31, 2022, 2023 and 2024, 1,093,923, 6,022,173 and 5,480,652 potential ordinary shares in connection with RSUs and share options were excluded from the calculation of diluted net income/(loss) per ordinary share due to their anti-dilutive effect.